Derivative and Hedging Instruments - Summary of Detailed Information about Reconciliation of Accumulated other Comprehensive Income Loss Related to Net Investment Hedges (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Reconciliation of Accumulated Other Comprehensive Income Loss Net Investment Hedges [Line Items]
Hedging gains (losses) recognized in AOCI during the year	$ 183	$ (415)
Foreign exchange translation risk [Member]
Disclosure of Detailed Information About Reconciliation of Accumulated Other Comprehensive Income Loss Net Investment Hedges [Line Items]
Accumulated other comprehensive income (loss), beginning of the year	5	3
Accumulated other comprehensive income (loss), end of the year	3	5
Foreign exchange translation risk [Member] | Hedges of net investment in foreign operations [Member]
Disclosure of Detailed Information About Reconciliation of Accumulated Other Comprehensive Income Loss Net Investment Hedges [Line Items]
Accumulated other comprehensive income (loss), beginning of the year	(137)	307
Hedging gains (losses) recognized in AOCI during the year	196	(444)
Accumulated other comprehensive income (loss), end of the year	$ 59	$ (137)